Stock Option and Award Plans and Stock-Based Compensation	12 Months Ended
Dec. 31, 2013
Stock Option and Award Plans and Stock-Based Compensation

8. Stock Option and Award Plans and Stock-Based Compensation:

The SunGard 2005 Management Incentive Plan (“Plan”) as amended from time to time was established to provide long-term equity incentives. The Plan authorizes the issuance of equity subject to awards made under the Plan for up to 70 million shares of Class A common stock and 7 million shares of Class L common stock of SCC and 2.5 million shares of preferred stock of SCCII.

Under the Plan, awards of time-based and performance-based options have been granted to purchase “Units” in the Parent Companies. Each “Unit” consists of 1.3 shares of Class A common stock and 0.1444 shares of Class L common stock of SCC and 0.05 shares of preferred stock of SCCII. The shares comprising a Unit are in the same proportion as the shares issued to all stockholders of the Parent Companies. Options for Units cannot be separately exercised for the individual classes of stock. Beginning in 2007, hybrid equity awards generally were granted under the Plan, which awards are composed of restricted stock units (“RSUs”) for Units in the Parent Companies and options to purchase Class A common stock in SCC. Currently, equity awards are granted for RSUs. All awards under the Plan are granted at fair market value on the date of grant.

Time-based options and RSUs granted generally vest over four or five years with monthly or annual vesting depending on the timing of the grant. Performance-based options and RSUs are earned upon the attainment of certain annual or cumulative earnings goals based on Adjusted EBITA (defined as operating income before amortization of acquisition-related intangible assets, stock compensation expense and certain other items) or Adjusted EBITDA (defined as operating income before amortization of acquisition-related intangible assets, stock compensation expense, depreciation and certain other items) targets for the Company, depending on the date of grant, during a specified performance period. For awards granted prior to May 2011, the performance period was generally five years. For awards granted after May 2011, the performance period is generally 12 or 18 months at the end of which a portion of what was earned vests and the remainder of what was earned vests monthly or annually over a period of years. Time-based and performance-based options can partially or fully vest upon a change of control and certain other termination events, subject to certain conditions, and expire ten years from the date of grant. Once vested, time-based and performance-based RSUs become payable in shares upon the first to occur of a change of control, separation from service without cause, or the date that is four or five years (ten years for certain performance-based RSUs) after the date of grant.

In June 2013, certain senior executives of the Company were granted long-term incentive equity awards (“Appreciation Units”) to be settled in stock. The Appreciation Units vesting terms are either market-based dependent upon the performance of the Company’s Unit price (“Performance-based”) or time-based. Performance-based Appreciation Units will vest only if the average value per Unit at each measurement date (as defined in the agreements) increases over a base Unit value specified in the agreements and may be subject to continued employment through June 1, 2017. Time-based Appreciation Units will vest in annual installments over a period of years as specified in the applicable award agreement, subject to continued employment. The Company determined the fair value of the Performance-based Appreciation Units using a Monte Carlo valuation model and will record the aggregate expense of $22 million over the four-year measurement period on a straight-line basis regardless of vesting, subject to continued employment, if applicable. Time-based Appreciation Units were valued using the Black-Scholes pricing model at $4 million in the aggregate, which will be expensed over the four-year service period on a straight-line basis.

The total fair value of options that vested for 2011, 2012 and 2013 was $8 million, $4 million and $2 million, respectively. The total fair value of Appreciation Units that vested during 2013 was $2 million. The total fair value of RSUs that vested for the years 2011, 2012 and 2013 was $21 million, $30 million and $41 million, respectively. At December 31, 2012 and 2013, approximately 2.5 million and 3.2 million RSUs, respectively, were vested.

The fair value of option Units granted in each year using the Black-Scholes pricing model and related assumptions follow:

	Year ended December 31,
	2011	2012	2013
Weighted-average fair value on date of grant	$9.76	$7.84	$8.06
Assumptions used to calculate fair value:
Volatility	43%	43%	49%
Risk-free interest rate	1.6%	0.6%	1.2%
Expected term	5.0 years	5.0 years	5.5 years
Dividends	zero	zero	zero

The assumptions used in valuing the Performance-based and Time-based Appreciation Units follow:

	Year ended December 31, 2013
	Performance-based	Time-based
Weighted-average fair value on date of grant	$5.45	$5.91
Assumptions used to calculate fair value:
Volatility	38%	38%
Risk-free interest rate	0.8%	0.8%
Expected term	4 years	4 years
Dividends	zero	zero

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Since the Company is not publicly traded, the Company utilizes equity valuations based on (a) stock market valuations of public companies in comparable businesses, (b) recent transactions involving comparable companies and (c) any other factors deemed relevant. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. Expected volatilities are based on implied volatilities from market comparisons of certain publicly traded companies and other factors. The expected term of stock options granted is derived from historical experience and expectations and represents the period of time that stock options granted are expected to be outstanding. The requisite service period is generally four or five years from the date of grant.

For 2011, 2012 and 2013, the Company included stock compensation expense of $27 million, $31 million and $39 million, respectively, in sales, marketing and administration expenses (in continuing operations). In 2011, 2012 and 2013, the Company included stock compensation expense of $8 million, $6 million and $8 million, respectively, in income (loss) from discontinued operations. At December 31, 2013, there was approximately $2 million and $64 million of unearned non-cash stock-based compensation related to time-based options and RSUs, respectively, that the Company expects to record as expense over a weighted average of 2.6 and 2.8 years, respectively. Also, at December 31, 2013, there was approximately $21 million of unearned non-cash stock compensation related to Appreciation Units that the Company expects to record over 3.4 years. In addition, at December 31, 2013, there was approximately $1 million and $31 million of unearned non-cash stock-based compensation related to performance-based options and RSUs, respectively, that the Company could record as expense over a weighted average of 2.2 and 3.2 years, respectively, depending on the level of achievement of financial performance goals. Included in the unrecognized expense related to performance award amounts above are approximately 60,000 option Units ($0.4 million) and 728,000 RSUs ($14 million) that were earned during 2012 and 2013, but that will vest monthly or annually during 2014 through 2017. For time-based options and RSUs, compensation expense is recorded on a straight-line basis over the requisite service period of four or five years. For performance-based options and RSUs, recognition of compensation expense starts when the achievement of financial performance goals becomes probable and is recorded over the remaining service period.

The following table summarizes option/RSU activity:

	Units
	Options (in millions)	Weighted- Average Exercise Price		RSUs (in millions)	Weighted- Average Grant Date Fair Value	Appreciation Units (in millions)	Weighted- Average Base Unit Value	Class A Options (in millions)	Weighted- Average Exercise Price
Outstanding at December 31, 2010	26.2	$16.54		6.4	$21.59	—		12.4	$1.58
Granted	0.2	24.74		2.4	24.40	—		—
Exercised/ released	(2.0)	10.39		(0.3)	21.92	—		—
Canceled	(4.2)	18.05		(0.9)	21.41	—		(2.4)	1.48

Outstanding at December 31, 2011	20.2	16.93		7.6	22.50	—		10.0	1.60
Granted	0.2	20.67		2.9	20.62	—		—
Exercised/ released	(2.5)	11.11		(0.8)	21.57	—		—
Canceled	(1.8)	19.04		(1.6)	21.61	—		(3.4)	1.40

Outstanding at December 31, 2012	16.1	14.01	(1)	8.1	22.09	—		6.6	1.71
Granted	—			3.0	17.74	4.6	$17.37	—
Exercised / released	(0.7)	11.46		(1.1)	23.56	—		—
Canceled	(0.6)	15.17		(0.6)	21.09	—		(1.2)	1.70

Outstanding at December 31, 2013	14.8	14.30		9.4	20.59	4.6	17.37	5.4	1.72

(1)	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend.

Included in the table above are 2.1 million option Units (weighted-average exercise price of $14.78), 0.6 million RSUs (weighted-average grant-date fair value of $21.63) and 1.3 million Class A options (weighted-average exercise price of $1.79) that have not vested and for which the performance period has ended. These options and RSUs may be canceled in the future.

Shares available for grant under the 2005 plan at December 31, 2013 were approximately 26.4 million shares of Class A common stock and 2.8 million shares of Class L common stock of SunGard Capital Corp. and 1.0 million shares of preferred stock of SunGard Capital Corp. II.

The total intrinsic value of options exercised during the years 2011, 2012 and 2013 was $25 million, $22 million and $4 million, respectively.

Cash proceeds received by SCC, including proceeds received by SCCII, from exercise of stock options were $0.3 million and $0.2 million in 2011 and 2012, respectively. Cash proceeds received by SCCII from exercise of stock options were $0.08 million in 2011 and $0.04 million in 2012. Cash proceeds received by SCC, including proceeds received by SCCII, from purchases of stock were $6 million in 2011. Cash proceeds received by SCCII from purchases of stock were $3 million in 2011. Cash proceeds received by SCC and SCCII from exercise of stock options in 2013 was not material.

The tax benefit from options exercised during 2011, 2012 and 2013 was $9 million, $7 million and $1 million, respectively. The tax benefit from release of RSUs during 2011, 2012 and 2013 was $2 million, $6 million and $6 million, respectively. The tax benefit is realized by SCC since SCC files income tax returns as a consolidated group which includes SCCII and SunGard.

The following table summarizes information as of December 31, 2013 concerning options for Units and Class A shares that have vested and that are expected to vest in the future:

	Vested and Expected to Vest			Exercisable
Exercise Price	Number of Options Outstanding (in millions)	Weighted- average Remaining Life (years)	Aggregate Intrinsic Value (in millions)	Number of Options (in millions)	Weighted- average Remaining Life (years)	Aggregate Intrinsic Value (in millions)
Units
$4.50	0.65	0.9	$8	0.65	0.9	$8
14.36-17.08	11.32	1.9	33	11.15	1.8	32
17.68-21.10	0.40	6.6	—	0.30	6.1	—

Class A Shares
0.21-0.44	1.70	6.0	—	1.42	6.0	—
1.41	0.33	4.9	—	0.33	4.9	—
2.22-3.06	1.97	4.3	—	1.97	4.3	—

As a result of the split-off, the proportion of preferred stock of SCCII included in each “Unit” of equity in the Parent Companies changed from 0.05 shares to 0.038 shares, while there was no change in the proportion of the Class A or Class L common stock of SCC. Accordingly, post-split, a “Unit” consists of 1.3 shares of Class A common stock and 0.1444 shares of Class L common stock of SCC and 0.038 shares of preferred stock of SCCII.

Also on March 31, 2014, in conjunction with the exchange of preferred stock of SCCII for the common stock of SpinCo, SCC and SCCII amended all outstanding share-based awards to comply with the existing anti-dilution provisions in the SunGard 2005 Management Incentive Plan, as amended (the “Plan”), and respective share-based award agreements. The anti-dilution provisions require modification of the share-based awards in certain circumstances in order to prevent enlargement or dilution of benefits intended to be made available under the Plan.

To comply with the requirement of the Plan, all outstanding options and other long-term incentive equity awards were modified to (i) maintain the ratio of the exercise or base price to the fair market value of the stock prior to the modification and (ii) to increase the quantity granted to maintain the intrinsic value of the awards based on the new Unit price of SunGard and the new SpinCo share price, as applicable. In addition, all outstanding share-based awards were modified such that employees remaining with SunGard would hold awards in SunGard only and employees of AS would hold awards in SpinCo only. In order to achieve this result, all outstanding awards held by employees of AS were converted post-split into SpinCo awards. There was no incremental stock-based compensation expense as a result of these modifications.